SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash movements:
Proceeds from issue of bonds, notes and debentures	$ 0	$ 350
Repayment of debt	0	(240)
Payments for debt issue costs	1	6
Proceeds From (Repayments For) Accounts Receivable Securitization	(68)	68
Cash movements	(69)	172
Non-cash movements:
Amortization of debt issue costs	2	2
Debt Issuance Costs Incurred During Noncash Or Partial Noncash Transaction1	0	(1)
Interest expense	2	3
Net (decrease) increase in financial liabilities	$ (67)	$ 175